Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,587,449)	$ (1,010,697)	$ (21,285,191)	$ (4,978,095)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	320,528	4,126	490,642	5,332
Amortization of debt discount	2,916,917	161,154	6,152,329	1,052,523
Amortization of long-term license agreement	113,315	113,315	150,812	150,400
Amortization of intangible assets	213,182	256,509	256,351	239,315
Stock issued for services and compensation	2,676,439	8,333	3,098,643	109,240
Loan fees on new borrowings	841,139		1,209,569	704,397
Lease cost, net of repayment	5,833		7,333
Impairment	627,452		4,230,741
(Gain) loss on bargain purchase		(2,005,282)		(971,282)
(Gain) loss on deconsolidation	(53,739)		(53,739)
(Gain) loss on debt extinguishment	(1,725,384)	(19,387)	(2,018,791)	(19,387)
(Gain) loss on fair value of derivative liability	(504,635)		(571,231)	214,376
Realized (gain) loss on cryptocurrency	657	(16,363)	815	(16,241)
Unrealized (gain) loss on cryptocurrency	(8,445)	(95,810)	(113,369)	(106,488)
Changes in operating assets and liabilities:
Receivables	101,792	316,455	(180,063)	108,907
Prepaid assets	(313,347)	(4,762)	(2,003,542)	(4,055)
Short-term advances	(135,000)		(135,000)
Short-term advances from related parties	(7,000)	36,010		36,010
Other current assets	40,170	585,158	205,362	461,038
Deposits	(3,988)	(11,603)	(12,301)
Accounts payable and accrued liabilities	(284,836)	(1,375,229)	974,360	(1,314,971)
Payroll liabilities	(864,602)		(886,352)
Customer advance	342,205	265,000	127,310	265,000
Deferred revenue	(1,145,149)	181,255	(1,264,227)	1,016,385
Other liabilities	9,229,393		15,192,664
Accrued interest	180,026	26,000	248,310	59,345
Accrued interest, related parties	714,999	5,000	803,332	5,000
Net cash provided by (used in) operating activities	4,690,473	(2,580,818)	4,624,767	(2,983,251)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received in acquisition		3,740		3,740
Cash paid for fixed assets	(4,171,341)		(5,245,606)
Net cash provided by (used in) investing activities	(4,171,341)	3,740	(5,245,606)	3,740
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related parties	2,164,500	1,480,777	4,484,979	1,905,777
Repayments for related party payables	(1,754,500)	(996,169)	(2,192,160)	(1,367,168)
Proceeds from debt	2,177,452	1,955,000	2,527,452	4,115,961
Repayments for debt	(3,801,562)	(1,164,396)	(5,020,795)	(2,936,044)
Payments for share repurchase	(102)	(91,000)	(102)	(91,000)
Proceeds from the sale of stock	825,000		825,000
Net cash provided by (used in) financing activities	(389,212)	1,184,212	624,374	1,627,526
Effect of exchange rate translation on cash	36	(4,251)	(2)	(5,057)
Net increase (decrease) in cash and cash equivalents	129,956	(1,397,117)	3,533	(1,357,042)
Cash and cash equivalents-beginning of period	133,644	1,490,686	133,644	1,490,686
Cash and cash equivalents-end of period	263,600	93,569	137,177	133,644
Cash paid during the period for:
Interest	51,000		51,000	51,000
Income taxes	9,580	44,844	7,383	70,768
Non cash investing and financing activities:
Common stock issued for acquisition		1,100,000		800,000
Beneficial conversion feature	1,000,000		1,000,000
Stock issued for prepaid services and long term license agreement		1,667		6,678,360
Cancellation of shares	3,380,000		3,380,000
Changes in equity for offering costs accrued	101,387		101,387	525,000
Shares issued for offering costs				3,000
Accounts payable reclassified to related party debt	75,000		75,000
Related party debt extinguished with APEX Units			(100,000)
Derivative liability recorded as a debt discount	365,000		715,000	510,000
Recognition of lease liability and ROU asset at lease commencement	$ 131,244		$ 131,244